Investments in Joint Ventures - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Beginning balance	R$ 7,988,208
Interest in earnings of joint ventures	4,590,631		R$ 583,001	R$ 1,131,406
Ending balance	R$ 10,936,663		7,988,208
Reorganization [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	1,447,807,814
Shares held by Cosan	105,246,282
Proportion of ownership interest in joint venture	6.00%
Beginning balance
Interest in earnings of joint ventures	4,215,116	[1]
Other comprehensive (losses) income	(73,416)
Interest on capital	(122,480)	[2]
Corporate reorganization	3,204,832
Dividends	17,742	[2]
Ending balance	R$ 7,241,794
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Raizen Combustiveis S A [member] | Before Reorganization [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	1,661,418,472
Shares held by Cosan	830,709,236
Proportion of ownership interest in joint venture	50.00%
Beginning balance	R$ 3,847,506		3,212,601
Interest in earnings of joint ventures	448,124	[1]	332,240
Other comprehensive (losses) income	215,787		376,053
Interest on capital	(100,318)	[2]	(73,388)
Corporate reorganization
Dividends	(716,230)	[2]
Ending balance	R$ 3,694,869		3,847,506	3,212,601
Raizen Energia S A [member] | Before Reorganization [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	7,243,283,198
Shares held by Cosan	3,621,641,599
Proportion of ownership interest in joint venture	50.00%
Beginning balance	R$ 4,140,702		4,336,359
Interest in earnings of joint ventures	(72,609)	[1]	250,761
Other comprehensive (losses) income	(491,548)		(446,001)
Interest on capital		[2]
Corporate reorganization	(3,204,832)
Dividends	(371,713)	[2]	(417)
Ending balance			4,140,702	4,336,359
Raizen S A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	10,352,509,484
Shares held by Cosan	4,557,597,117
Proportion of ownership interest in joint venture	44.02%
Beginning balance	R$ 7,988,208		7,548,960
Interest in earnings of joint ventures	4,590,631	[1]	583,001
Other comprehensive (losses) income	(349,177)		(69,948)
Interest on capital	(222,798)	[2]	(73,388)
Corporate reorganization
Dividends	(1,070,201)	[2]	(417)
Ending balance	R$ 10,936,663		R$ 7,988,208	R$ 7,548,960

[1]	As disclosed in Note 2, the conclusion of Raízen's IPO and the acquisition of Biosev resulted in two capitalizations in Raízen's equity of R$6,599,987 and R$2,347,281, respectively. Such capitalizations resulted in a dilution of Cosan S.A.'s interest in Raízen without the loss of shared control, keeping the investment classified as a joint venture. The following are the gains and losses recognized for the period:
[2]	Proposed amount in the period, of which R$819,729 were paid.